Interim Consolidated Statement of Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Profit or loss [abstract]
Interest income calculated using effective interest rate method	$ 6,397	$ 7,967	$ 13,185	$ 16,569